Employee Benefit Plans (Details) - Schedule of projected benefit obligations	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of projected benefit obligations [Abstract]
Beginning PBO
Service cost	143,467
Contributions by plan participants	64,954
Actuarial losses	174,012
Transfers in	931,257
Foreign currency exchange rates changes	9,184
Ending PBO	$ 1,322,874